RISK MANAGEMENT - Loans individually evaluated for impairment (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,377,089	820,406
Credit-impaired | Lifetime ECL | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	170,588	47,703
Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,206,501	772,703
Commercial loans
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,034,830	21,862,835
Collateral Guarantees	26,870,721	20,916,299
Commercial loans | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,518,457	20,203,110
Collateral Guarantees	24,473,502	19,372,921
Commercial loans | Credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,516,373	1,659,725
Collateral Guarantees	2,397,219	1,543,378
Commercial lending portfolio | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,372,656	819,574
Commercial lending portfolio | Credit-impaired | Lifetime ECL | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	170,588	47,703
Commercial lending portfolio | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	1,202,068	771,871
Loans to consumers | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	4,433	832
Loans to consumers | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	4,433	832
Gross carrying amount | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,980,244	5,905,936
Gross carrying amount | Credit-impaired | Lifetime ECL | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	193,605	104,435
Gross carrying amount | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,786,639	5,801,501
Gross carrying amount | Loan portfolio
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	206,447,165	182,128,114	$ 176,881,841
Gross carrying amount | Loan portfolio | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,369,318	9,864,619	10,273,912
Gross carrying amount | Commercial lending portfolio
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110,986,938	98,936,699	94,773,789
Gross carrying amount | Commercial lending portfolio | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,517,102	6,832,153	7,507,282
Gross carrying amount | Commercial lending portfolio | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,965,404	5,564,158
Gross carrying amount | Commercial lending portfolio | Credit-impaired | Lifetime ECL | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	193,605	104,435
Gross carrying amount | Commercial lending portfolio | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,771,799	5,459,723
Gross carrying amount | Loans to consumers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65,835,457	59,840,451	55,455,064
Gross carrying amount | Loans to consumers | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,999,210	2,377,516	$ 2,214,073
Gross carrying amount | Loans to consumers | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,840	3,177
Gross carrying amount | Loans to consumers | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,840	3,177
Gross carrying amount | Repos, interbank loans portfolio | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		338,601
Gross carrying amount | Repos, interbank loans portfolio | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		338,601
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,419,302)	(8,557,039)
Accumulated impairment | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,214,998)	(5,262,232)
Accumulated impairment | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,816,682)	(2,437,610)
Accumulated impairment | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,816,682)	(2,437,610)
Accumulated impairment | Loan portfolio
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,905,171)	(8,185,797)
Accumulated impairment | Loan portfolio | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,106,039)	(5,173,927)
Accumulated impairment | Commercial lending portfolio
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,280,406)	(4,188,388)
Accumulated impairment | Commercial lending portfolio | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,818,479)	(3,283,248)
Accumulated impairment | Commercial lending portfolio | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,810,985)	(2,435,346)
Accumulated impairment | Commercial lending portfolio | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,810,985)	(2,435,346)
Accumulated impairment | Loans to consumers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,938,971)	(3,555,040)
Accumulated impairment | Loans to consumers | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,977,870)	(1,623,786)
Accumulated impairment | Loans to consumers | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,697)	(2,238)
Accumulated impairment | Loans to consumers | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (5,697)	(2,238)
Accumulated impairment | Repos, interbank loans portfolio | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(26)
Accumulated impairment | Repos, interbank loans portfolio | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		$ (26)